Segmented Information (Details) - CAD ($)	Aug. 31, 2020	Aug. 31, 2019
Statement Line Items [Line Items]
Assets	$ 49,810,754	$ 38,118,925
Long term assets	42,753,307	33,983,609
Canada
Statement Line Items [Line Items]
Assets	5,205,913	3,567,316
Long term assets	64,472	14,731
Tanzania
Statement Line Items [Line Items]
Assets	44,604,841	34,551,609
Long term assets	$ 42,688,835	$ 33,968,878